Staff expenses - Summary of staff expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Expenses [Abstract]
Salaries	€ 5,277	€ 4,906	€ 4,559
Pension costs and other staff-related benefit costs	488	455	418
Social security costs	752	690	635
Share-based compensation arrangements	52	45	31
External employees	662	720	776
Education	56	49	50
Other staff costs	313	319	256
Total staff expenses	€ 7,600	€ 7,184	€ 6,725